CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 792,363	$ 260,636
Short-term bank deposits	140,067	106,399
Marketable securities	132,412	59,948
Trade receivables (net of allowance for doubtful debt of $38 and $67 at December 31, 2018 and 2019, respectively)	72,953	48,431
Prepaid expenses and other current assets	8,406	6,349
Total current assets	1,146,201	481,763
LONG-TERM ASSETS:
Marketable securities	54,408	24,261
Property and equipment, net	16,472	15,120
Intangible assets, net	9,143	14,732
Goodwill	82,400	82,400
Other long-term assets	72,091	31,863
Deferred tax assets	24,451	23,481
Total long-term assets	258,965	191,857
TOTAL ASSETS	1,405,166	673,620
CURRENT LIABILITIES:
Trade payables	5,675	4,924
Employees and payroll accruals	41,345	32,853
Accrued expenses and other current liabilities	27,132	13,271
Deferred revenues	118,519	92,375
Total current liabilities	192,671	143,423
LONG-TERM LIABILITIES:
Convertible senior notes, net	485,119
Deferred revenues	71,836	57,159
Other long-term liabilities	31,408	6,268
Total long-term liabilities	588,363	63,427
TOTAL LIABILITIES	781,034	206,850
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 250,000,000 shares at December 31, 2018 and 2019; Issued and outstanding: 36,838,523 shares and 38,043,516 shares at December 31, 2018 and 2019, respectively	99	95
Additional paid-in capital	396,437	303,900
Accumulated other comprehensive income (loss)	818	(939)
Retained earnings	226,778	163,714
Total shareholders' equity	624,132	466,770
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,405,166	$ 673,620